Equity (Details Text) - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Sep. 29, 2017	Jul. 31, 2016	May 31, 2016	Dec. 31, 2015	Dec. 30, 2015	Aug. 31, 2015
Equity (Details Text)
The shareholder UOL increased the PagSeguro Brazil share capital						R$ 69,087	R$ 329,961
The shareholder UOL increased the PagSeguro Brazil share capital - Shares						34,543,522	164,980,523
The shareholder UOL increased the PagSeguro Brazil share capital - Total						R$ 399,048
UOL capitalized balances of related parties as a capital contribution				R$ 26,610
UOL capitalized balances of related parties as a capital contribution - Shares				13,305,204
UOL capitalized balances of related parties as a capital contribution, in Net+Phone				R$ 36,654
UOL capitalized balances of related parties as a capital contribution, in Net+Phone - Shares				18,327,103
UOL transferred its investment in Boa Compra and Net+Phone to PagSeguro Brazil, as a capital contribution			R$ 56,351
UOL transferred its investment in Boa Compra and Net+Phone to PagSeguro Brazil, as a capital contribution - Shares			28,175,359
PagSeguro Brazil management is proposing the establishment of a profit retention reserve totaling	R$ 312,047
Profit of PagSeguro Brazil will be distributed as dividends to the shareholders	1.00%
Distribuition of dividends related six months de 2017		R$ 142,795
Distribuition of dividends related year 2016		R$ 96,008
The total dividends distributed amounted	R$ 238,803
Dividends distributed, offset against receivables under the centralized cash management with UOL	184,530
Dividends distributed, paid in cash by PagSeguro Brazil to UOL	R$ 54,272
Annual profit
Equity (Details Text)
The legal reserve is established pursuant to the bylaws	5.00%
Annual profit - limit of
Equity (Details Text)
The legal reserve is established pursuant to the bylaws	20.00%
Common shares
Equity (Details Text)
Increase (decrease) in number of shares outstanding	524,577,214
Shares outstanding	262,288,607				220,808,044